Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of fair value assumptions
	2025 Grant	2024 Grant
Valuation assumptions:
Dividend yield	-	-
Expected volatility	62.11%	55%
Risk-free interest rate	3.67%	3.5%
Expected life (years) *	4.0	4.0
Vesting period (years)	1.0	1.0

*Expected life for the periods presented was determined according to the simplified method. The Company determined that the simplified method is appropriate due to substantial changes in vesting periods of options granted which cause existing historical experience to be irrelevant to expectations for current grants.

Schedule of stock option activity
	Year Ended December 31,
	2025		2024		2023
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	22,555	42.64	26,097	22.99	21,318	12.96
Granted	4,380	59.76	4,905	81.28	16,224	31.5
Forfeited and cancelled	-	-	-	-	-	-
Exercised	(3,026)	22.63	(8,447)	4.38	(11,445)	16.41

Outstanding at year end	23,909	48.31	22,555	42.64	26,097	22.99

Exercisable at year end	19,529	45.74	17,650	31.90	22,577	16.78

Schedule of options outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2025	23,909	48.31	4.78	1,388

Schedule of information about non-vested options
	Options	Weighted average grant- date fair value
Balance at January 1, 2025	4,905	33.13
Granted	4,380	34.25
Vested	(4,905)	33.13

Balance at December 31, 2025	4,380	34.25

Schedule of restricted share unit activity
	RSUs	Weighted average grant date value
Balance at January 1, 2025	777,350	$43.97
Granted	265,775	$63.65
Vested	(375,801)	$41.81
Forfeited	(17,927)	$45.85

Balance at December 31, 2025	649,397	$53.28

Schedule of compensation cost from RSUs
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Cost of revenues	2,817	2,197	1,591
Research and development	5,389	4,863	4,221
Selling, general and administrative	8,686	7,302	6,677

	16,672	14,362	12,489